UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22606

Name of Fund:  BlackRock Utility and Infrastructure Trust (BUI)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Utility and Infrastructure Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 09/30/2016

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2016 (Unaudited)	BlackRock Utility and Infrastructure Trust (BUI)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Construction & Engineering — 3.6%
Ferrovial SA	432,700	$9,213,425
Vinci SA	41,100	3,147,387

		12,360,812
Diversified Telecommunication Services — 1.9%
SBA Communications Corp., Class A (a)(b)	22,500	2,523,600
Verizon Communications, Inc. (c)	79,500	4,132,410

		6,656,010
Electric Utilities — 24.0%
American Electric Power Co., Inc. (c)	96,800	6,215,527
Duke Energy Corp. (c)	177,168	14,180,527
Edison International (c)	109,400	7,904,150
El Paso Electric Co. (c)	36,900	1,725,813
Enel SpA	923,947	4,117,796
Eversource Energy (c)	80,900	4,383,162
Exelon Corp. (c)	306,600	10,206,714
Iberdrola SA	198,600	1,350,369
NextEra Energy, Inc. (b)	168,900	20,659,848
Pinnacle West Capital Corp. (c)	47,000	3,571,530
PPL Corp. (c)	115,400	3,989,378
Xcel Energy, Inc.	91,700	3,772,538

		82,077,352
Equity Real Estate Investment Trusts (REITs) — 3.2%
American Tower Corp. (b)(c)	53,300	6,040,489
Crown Castle International Corp. (c)	51,100	4,814,131

		10,854,620
Gas Utilities — 2.3%
New Jersey Resources Corp.	57,000	1,873,020
Snam SpA	743,800	4,124,293
Spire, Inc. (c)	27,400	1,746,476

		7,743,789
Independent Power and Renewable Electricity Producers — 4.2%
EDP Renovaveis SA	342,100	2,745,009
NextEra Energy Partners LP	130,100	3,638,897
NRG Yield, Inc., Class A (c)	173,400	2,829,888
NRG Yield, Inc., Class C (c)	173,400	2,940,864
Pattern Energy Group, Inc. (c)	103,500	2,327,715

		14,482,373
Multi-Utilities — 21.5%
CMS Energy Corp. (b)(c)	446,300	18,749,063
Dominion Resources, Inc. (c)	215,100	15,975,477
DTE Energy Co. (c)	46,900	4,393,123
National Grid PLC	184,900	2,611,297
NiSource, Inc. (c)	133,900	3,228,329
NorthWestern Corp. (c)	45,792	2,634,414
Public Service Enterprise Group, Inc. (c)	241,056	10,093,015
Sempra Energy	83,800	8,982,522
Veolia Environnement SA	101,800	2,345,648
WEC Energy Group, Inc. (c)	70,600	4,227,528

		73,240,416

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 18.5%
Antero Midstream Partners LP	78,200	$2,087,940
Columbia Pipeline Partners LP	76,300	1,231,482
Delek Logistics Partners LP (c)	29,700	848,826
Dominion Midstream Partners LP	284,571	6,804,093
Enbridge, Inc. (c)	96,200	4,254,926
Energy Transfer Partners LP (c)	74,996	2,774,852
Enterprise Products Partners LP (c)	177,354	4,900,291
EQT Midstream Partners LP (c)	28,600	2,179,034
GasLog Partners LP	5,100	111,129
Genesis Energy LP	114,869	4,361,576
Magellan Midstream Partners LP (c)	59,300	4,194,882
MPLX LP (c)	108,119	3,660,909
ONEOK Partners LP (c)	62,545	2,498,673
ONEOK, Inc. (c)	8,300	426,537
Phillips 66 Partners LP (c)	42,300	2,055,780
Plains All American Pipeline LP (c)	123,770	3,887,616
SemGroup Corp., Class A	11,695	413,535
Shell Midstream Partners LP	244,881	7,855,782
Sunoco Logistics Partners LP (c)	78,800	2,238,708
Targa Resources Corp. (c)	15,800	775,938
Tesoro Logistics LP (c)	33,658	1,630,394
Valero Energy Partners LP (c)	36,300	1,585,947
Western Gas Partners LP (c)	18,814	1,035,711
Williams Partners LP (c)	39,815	1,480,720

		63,295,281
Road & Rail — 0.3%
East Japan Railway Co.	9,900	893,614
Transportation Infrastructure — 16.2%
Abertis Infraestructuras SA	401,400	6,253,619
Aeroports de Paris	38,400	3,810,310
Atlantia SpA	489,884	12,441,948
China Merchants Holdings International Co. Ltd.	250,000	670,622
Flughafen Zuerich AG	32,500	6,353,549
Fraport AG Frankfurt Airport Services Worldwide	29,100	1,592,655
Groupe Eurotunnel SE	358,200	3,880,185
Japan Airport Terminal Co. Ltd. (d)	63,500	2,428,137
Sydney Airport	1,491,766	7,995,985
Transurban Group	1,119,600	9,784,549

		55,211,559
Water Utilities — 3.5%
American Water Works Co., Inc. (c)	158,900	11,892,076
Total Long-Term Investments (Cost — $270,985,598) — 99.2%		338,707,902

Portfolio Abbreviations
AUD	Australian Dollar	GBP	British Pound	REIT	Real Estate Investment Trust
CHF	Swiss Franc	HKD	Hong Kong Dollar	USD	US Dollar
EUR	Euro	JPY	Japanese Yen

SEPTEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.20% (e)(f)	4,874,684	$4,874,684
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.51% (e)(f)(g)	$533	533,454
Total Short-Term Securities (Cost — $5,408,138) — 1.6%		5,408,138

Value
Total Investments Before Options Written
(Cost — $276,393,736*) — 100.8%	$344,116,040

Options Written	Value
(Premiums Received — $2,610,392) — (0.7)%	(2,442,231)
Total Investments Net of Options Written — 100.1%	341,673,809
Liabilities in Excess of Other Assets — (0.1)%	(495,732)

Net Assets — 100.0%	$341,178,077

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$269,921,723

Gross unrealized appreciation	$82,827,213
Gross unrealized depreciation	(8,632,896)

Net unrealized appreciation	$74,194,317

(a)	Non-income producing security.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(d)	Security, or a portion of security, is on loan.

(e)	During the period ended September 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares Held at December 31, 2015	Net Activity	Shares/ Beneficial Interest Held at September 30, 2016	Value at September 30, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	8,391,615	(8,391,615)	—	—	$22,345
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	4,874,684	4,874,684	$4,874,684	799
BlackRock Liquidity Series, LLC Money Market Series	—	533,454	$ 533,454	533,454	20,585	[1]
Total				$5,408,138	$43,729

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
American Water Works Co., Inc.	Call	10/03/16	USD	78.02	148	$(34)
Dominion Resources, Inc.	Call	10/03/16	USD	78.61	141	—
Public Service Enterprise Group, Inc.	Call	10/06/16	USD	43.91	161	(1,280)
American Tower Corp.	Call	10/07/16	USD	117.00	74	(2,590)
Enterprise Products Partners LP	Call	10/07/16	USD	27.50	94	(3,760)
Verizon Communications, Inc.	Call	10/07/16	USD	53.00	35	(105)
Western Gas Partners LP	Call	10/12/16	USD	51.01	65	(26,837)

2	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
NorthWestern Corp.	Call	10/13/16	USD	60.75	80	$(451)
Enterprise Products Partners LP	Call	10/14/16	USD	26.50	160	(20,800)
Verizon Communications, Inc.	Call	10/14/16	USD	53.00	51	(459)
Dominion Resources, Inc.	Call	10/17/16	USD	78.61	141	(474)
NorthWestern Corp.	Call	10/19/16	USD	57.51	80	(13,029)
American Electric Power Co., Inc.	Call	10/21/16	USD	65.00	110	(7,150)
American Tower Corp.	Call	10/21/16	USD	113.00	56	(11,340)
Crown Castle International Corp.	Call	10/21/16	USD	95.00	38	(5,510)
Crown Castle International Corp.	Call	10/21/16	USD	97.50	40	(2,200)
Delek Logistics Partners LP	Call	10/21/16	USD	30.00	52	(2,340)
Duke Energy Corp.	Call	10/21/16	USD	80.00	155	(19,375)
Duke Energy Corp.	Call	10/21/16	USD	82.50	311	(10,108)
Edison International	Call	10/21/16	USD	72.50	187	(21,038)
Edison International	Call	10/21/16	USD	75.00	195	(5,850)
El Paso Electric Co.	Call	10/21/16	USD	45.00	129	(34,185)
Enbridge, Inc.	Call	10/21/16	USD	42.50	84	(18,900)
Enbridge, Inc.	Call	10/21/16	USD	45.00	84	(5,670)
Energy Transfer Partners LP	Call	10/21/16	USD	38.00	90	(6,525)
Energy Transfer Partners LP	Call	10/21/16	USD	39.00	90	(3,600)
Enterprise Products Partners LP	Call	10/21/16	USD	28.00	108	(4,050)
EQT Midstream Partners LP	Call	10/21/16	USD	80.00	50	(3,250)
Eversource Energy	Call	10/21/16	USD	55.00	142	(7,810)
Exelon Corp.	Call	10/21/16	USD	34.00	300	(10,500)
Magellan Midstream Partners LP	Call	10/21/16	USD	72.50	103	(4,379)
MPLX LP	Call	10/21/16	USD	34.00	126	(10,080)
NiSource, Inc.	Call	10/21/16	USD	24.00	230	(12,075)
NRG Yield, Inc., Class A	Call	10/21/16	USD	17.50	44	(550)
ONEOK Partners LP	Call	10/21/16	USD	39.00	110	(17,325)
Phillips 66 Partners LP	Call	10/21/16	USD	50.00	11	(689)
Pinnacle West Capital Corp.	Call	10/21/16	USD	80.00	82	(4,100)
PPL Corp.	Call	10/21/16	USD	35.00	28	(1,120)
Spire, Inc.	Call	10/21/16	USD	65.00	95	(4,750)
Sunoco Logistics Partners LP	Call	10/21/16	USD	30.00	88	(2,200)
Targa Resources Corp.	Call	10/21/16	USD	49.00	55	(10,313)
Tesoro Logistics LP	Call	10/21/16	USD	45.00	59	(23,305)
Tesoro Logistics LP	Call	10/21/16	USD	50.00	9	(450)
Verizon Communications, Inc.	Call	10/21/16	USD	52.50	71	(2,698)
Verizon Communications, Inc.	Call	10/21/16	USD	55.00	52	(233)
Williams Partners LP	Call	10/21/16	USD	37.50	71	(7,810)
American Water Works Co., Inc.	Call	10/27/16	USD	75.00	148	(21,142)
American Tower Corp.	Call	10/28/16	USD	113.00	56	(15,120)
Enterprise Products Partners LP	Call	10/28/16	USD	28.00	128	(6,080)
ONEOK, Inc.	Call	10/28/16	USD	48.00	29	(11,745)
Verizon Communications, Inc.	Call	10/28/16	USD	53.00	36	(1,116)
Dominion Resources, Inc.	Call	10/31/16	USD	75.25	235	(21,303)
Public Service Enterprise Group, Inc.	Call	11/01/16	USD	42.21	100	(13,026)
American Water Works Co., Inc.	Call	11/04/16	USD	78.00	260	(16,540)
Exelon Corp.	Call	11/09/16	USD	33.85	280	(20,086)
Dominion Resources, Inc.	Call	11/14/16	USD	75.25	235	(27,816)
American Electric Power Co., Inc.	Call	11/18/16	USD	65.00	227	(27,240)
CMS Energy Corp.	Call	11/18/16	USD	45.00	800	(20,000)
Duke Energy Corp.	Call	11/18/16	USD	82.50	154	(13,090)
Enterprise Products Partners LP	Call	11/18/16	USD	28.00	130	(7,800)
EQT Midstream Partners LP	Call	11/18/16	USD	80.00	50	(4,750)
Exelon Corp.	Call	11/18/16	USD	36.00	247	(3,705)
Magellan Midstream Partners LP	Call	11/18/16	USD	72.50	104	(10,140)
NiSource, Inc.	Call	11/18/16	USD	26.00	268	(4,690)
NRG Yield, Inc., Class C	Call	11/18/16	USD	17.50	80	(5,000)
ONEOK Partners LP	Call	11/18/16	USD	39.00	230	(45,425)
ONEOK, Inc.	Call	11/18/16	USD	50.00	16	(4,960)
Plains All American Pipeline LP	Call	11/18/16	USD	28.00	204	(75,480)
PPL Corp.	Call	11/18/16	USD	37.00	103	(1,545)
Sunoco Logistics Partners LP	Call	11/18/16	USD	31.00	70	(2,100)
Targa Resources Corp.	Call	11/18/16	USD	48.00	31	(10,230)
Valero Energy Partners LP	Call	11/18/16	USD	45.00	64	(8,000)

SEPTEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Verizon Communications, Inc.	Call	11/18/16	USD	52.50	11	$(765)
WEC Energy Group, Inc.	Call	11/18/16	USD	65.00	247	(12,350)
Western Gas Partners LP	Call	11/18/16	USD	55.00	38	(8,075)
Williams Partners LP	Call	11/18/16	USD	40.00	79	(5,530)
DTE Energy Co.	Call	11/21/16	USD	96.00	64	(10,240)
CMS Energy Corp.	Call	12/16/16	USD	45.00	800	(30,000)
Total						$(816,386)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
NextEra Energy, Inc.	Call	Citibank N.A.	10/03/16	USD	129.50	18,500	$—
Public Service Enterprise Group, Inc.	Call	Deutsche Bank AG	10/03/16	USD	46.40	32,100	—
Plains All American Pipeline LP	Call	Credit Suisse International	10/04/16	USD	30.30	23,000	(26,969)
Abertis Infraestructuras SA	Call	UBS AG	10/05/16	EUR	14.18	29,000	(836)
Atlantia SpA	Call	Credit Suisse International	10/05/16	EUR	22.61	61,000	(14,699)
Energy Transfer Partners LP	Call	Citibank N.A.	10/05/16	USD	42.09	8,200	(9)
China Merchants Holdings International Co. Ltd.	Call	Citibank N.A.	10/06/16	HKD	22.97	14,000	—
Enel SpA	Call	UBS AG	10/06/16	EUR	4.12	78,700	(199)
Transurban Group	Call	UBS AG	10/06/16	AUD	12.15	95,700	(18)
Aeroports de Paris	Call	Deutsche Bank AG	10/07/16	EUR	96.01	3,700	—
Flughafen Zuerich AG	Call	Bank of America N.A.	10/11/16	CHF	187.78	11,300	(36,653)
Iberdrola SA	Call	Morgan Stanley & Co. International PLC	10/11/16	EUR	5.98	70,000	(8,874)
Vinci SA	Call	Bank of America N.A.	10/11/16	EUR	68.83	1,800	(1,237)
Columbia Pipeline Partners LP	Call	Bank of America N.A.	10/12/16	USD	13.99	13,500	(29,054)
Columbia Pipeline Partners LP	Call	Morgan Stanley & Co. International PLC	10/12/16	USD	16.32	3,200	(583)
EDP Renovaveis SA	Call	Credit Suisse International	10/12/16	EUR	7.26	14,100	(943)
Ferrovial SA	Call	Bank of America N.A.	10/12/16	EUR	17.94	11,100	(12,773)
Shell Midstream Partners LP	Call	Citibank N.A.	10/12/16	USD	31.08	44,000	(56,292)
China Merchants Holdings International Co. Ltd.	Call	Citibank N.A.	10/13/16	HKD	23.19	38,000	(83)
Genesis Energy LP	Call	UBS AG	10/17/16	USD	37.13	20,000	(25,763)
NextEra Energy, Inc.	Call	Deutsche Bank AG	10/17/16	USD	127.75	19,000	(5,123)
NiSource, Inc.	Call	Bank of America N.A.	10/17/16	USD	24.72	23,800	(4,511)
Public Service Enterprise Group, Inc.	Call	Goldman Sachs International	10/17/16	USD	44.23	9,900	(827)
Williams Partners LP	Call	Bank of America N.A.	10/17/16	USD	36.00	6,800	(19,337)
Enel SpA	Call	Bank of America N.A.	10/18/16	EUR	4.30	73,000	(116)
Sempra Energy	Call	Citibank N.A.	10/18/16	USD	106.18	11,600	(29,477)
Atlantia SpA	Call	Credit Suisse International	10/19/16	EUR	22.90	50,000	(13,320)
East Japan Railway Co.	Call	JPMorgan Chase Bank N.A.	10/19/16	JPY	9,082.02	3,500	(9,215)
EDP Renovaveis SA	Call	Morgan Stanley & Co. International PLC	10/19/16	EUR	7.38	23,600	(1,238)
Enel SpA	Call	UBS AG	10/19/16	EUR	4.15	40,000	(593)
Groupe Eurotunnel SE	Call	Morgan Stanley & Co. International PLC	10/19/16	EUR	10.13	62,500	(9,650)
MPLX LP	Call	Credit Suisse International	10/19/16	USD	33.74	9,200	(8,109)
Sydney Airport	Call	UBS AG	10/19/16	AUD	7.46	303,000	(4,099)
CMS Energy Corp.	Call	Citibank N.A.	10/20/16	USD	43.06	35,000	(40,888)
Veolia Environnement SA	Call	UBS AG	10/20/16	EUR	19.56	10,000	(11,430)
NextEra Energy Partners LP	Call	Barclays Bank PLC	10/24/16	USD	29.13	3,100	(1,587)
Antero Midstream Partners LP	Call	Goldman Sachs International	10/25/16	USD	26.57	13,600	(8,414)
EDP Renovaveis SA	Call	Credit Suisse International	10/25/16	EUR	7.34	13,200	(1,097)
Enel SpA	Call	Deutsche Bank AG	10/25/16	EUR	4.09	40,000	(1,512)
Ferrovial SA	Call	Credit Suisse International	10/25/16	EUR	19.00	75,500	(25,052)
Snam SpA	Call	Credit Suisse International	10/25/16	EUR	5.11	140,000	(4,414)
Vinci SA	Call	Credit Suisse International	10/25/16	EUR	70.26	6,500	(3,423)
DTE Energy Co.	Call	Barclays Bank PLC	10/27/16	USD	96.29	10,000	(9,272)
New Jersey Resources Corp.	Call	Bank of America N.A.	10/27/16	USD	34.31	10,000	(4,385)
NRG Yield, Inc., Class C	Call	Barclays Bank PLC	10/27/16	USD	17.34	30,400	(14,041)
Phillips 66 Partners LP	Call	Morgan Stanley & Co. International PLC	10/27/16	USD	47.65	7,400	(13,028)

4	SEPTEMBER 30, 2016

Schedule of Investments (continued)	BlackRock Utility and Infrastructure Trust (BUI)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
SBA Communications Corp., Class A	Call	Barclays Bank PLC	10/27/16	USD	110.50	8,000	$(28,073)
Veolia Environnement SA	Call	Morgan Stanley & Co. International PLC	10/27/16	EUR	20.76	25,700	(7,104)
CMS Energy Corp.	Call	Goldman Sachs International	10/28/16	USD	42.75	30,400	(48,433)
Dominion Midstream Partners LP	Call	Bank of America N.A.	10/28/16	USD	25.32	17,500	(5,422)
Genesis Energy LP	Call	UBS AG	10/28/16	USD	35.43	20,200	(51,268)
Pattern Energy Group, Inc.	Call	Goldman Sachs International	10/28/16	USD	24.37	13,600	(2,247)
Xcel Energy, Inc.	Call	Barclays Bank PLC	10/31/16	USD	43.25	16,000	(12,610)
NextEra Energy, Inc.	Call	UBS AG	11/01/16	USD	128.03	21,600	(14,002)
Valero Energy Partners LP	Call	Goldman Sachs International	11/01/16	USD	42.35	6,300	(12,385)
Pattern Energy Group, Inc.	Call	Deutsche Bank AG	11/02/16	USD	23.25	7,000	(3,858)
SemGroup Corp., Class A	Call	Morgan Stanley & Co. International PLC	11/02/16	USD	27.28	5,000	(5,933)
Snam SpA	Call	Morgan Stanley & Co. International PLC	11/02/16	EUR	4.94	60,000	(7,274)
Dominion Midstream Partners LP	Call	Morgan Stanley & Co. International PLC	11/03/16	USD	26.30	17,500	(5,071)
EDP Renovaveis SA	Call	Goldman Sachs International	11/03/16	EUR	7.32	23,500	(2,570)
Shell Midstream Partners LP	Call	Bank of America N.A.	11/03/16	USD	30.96	41,700	(65,761)
Abertis Infraestructuras SA	Call	Bank of America N.A.	11/04/16	EUR	14.62	113,400	(2,946)
Crown Castle International Corp.	Call	Citibank N.A.	11/07/16	USD	96.50	10,000	(14,638)
NextEra Energy Partners LP	Call	Goldman Sachs International	11/07/16	USD	29.18	23,000	(13,518)
Aeroports de Paris	Call	Goldman Sachs International	11/08/16	EUR	96.92	9,800	(1,386)
Atlantia SpA	Call	Credit Suisse International	11/08/16	EUR	23.29	61,000	(18,427)
National Grid PLC	Call	Bank of America N.A.	11/08/16	GBP	10.90	64,800	(22,562)
Plains All American Pipeline LP	Call	Barclays Bank PLC	11/08/16	USD	30.41	24,700	(39,351)
PPL Corp.	Call	Bank of America N.A.	11/08/16	USD	35.54	10,000	(4,200)
Sempra Energy	Call	Citibank N.A.	11/08/16	USD	104.53	11,700	(51,603)
Sydney Airport	Call	Morgan Stanley & Co. International PLC	11/08/16	AUD	6.54	109,400	(43,961)
Fraport AG Frankfurt Airport Services Worldwide	Call	Morgan Stanley & Co. International PLC	11/09/16	EUR	51.91	10,200	(2,726)
Groupe Eurotunnel SE	Call	Credit Suisse International	11/09/16	EUR	9.86	62,500	(26,905)
Pinnacle West Capital Corp.	Call	Goldman Sachs International	11/09/16	USD	76.68	8,200	(11,106)
Transurban Group	Call	Deutsche Bank AG	11/09/16	AUD	11.30	100,000	(27,358)
EDP Renovaveis SA	Call	Credit Suisse International	11/10/16	EUR	7.16	13,300	(2,716)
CMS Energy Corp.	Call	Barclays Bank PLC	11/11/16	USD	42.20	21,500	(21,820)
Enbridge, Inc.	Call	Citibank N.A.	11/11/16	USD	40.54	16,800	(63,373)
Enel SpA	Call	UBS AG	11/15/16	EUR	4.06	91,600	(8,392)
New Jersey Resources Corp.	Call	Goldman Sachs International	11/15/16	USD	32.94	10,000	(9,948)
Public Service Enterprise Group, Inc.	Call	Deutsche Bank AG	11/15/16	USD	44.34	16,200	(5,899)
Snam SpA	Call	Credit Suisse International	11/15/16	EUR	4.96	60,000	(7,314)
Transurban Group	Call	Morgan Stanley & Co. International PLC	11/15/16	AUD	11.02	95,000	(40,860)
Sydney Airport	Call	Deutsche Bank AG	11/16/16	AUD	6.99	110,000	(19,096)
Dominion Midstream Partners LP	Call	Morgan Stanley & Co. International PLC	11/17/16	USD	26.30	17,500	(7,620)
EDP Renovaveis SA	Call	Morgan Stanley & Co. International PLC	11/17/16	EUR	7.14	18,000	(4,108)
Eversource Energy	Call	Morgan Stanley & Co. International PLC	11/17/16	USD	55.46	14,100	(14,706)
Japan Airport Terminal Co. Ltd.	Call	JPMorgan Chase Bank N.A.	11/17/16	JPY	3,928.11	17,500	(36,132)
American Water Works Co., Inc.	Call	Barclays Bank PLC	11/21/16	USD	78.14	31,700	(30,505)
Genesis Energy LP	Call	Barclays Bank PLC	11/21/16	USD	36.16	23,000	(47,702)
NRG Yield, Inc., Class A	Call	Goldman Sachs International	11/21/16	USD	17.02	30,300	(18,681)
Flughafen Zuerich AG	Call	Bank of America N.A.	11/22/16	CHF	192.78	6,500	(19,196)
Antero Midstream Partners LP	Call	Morgan Stanley & Co. International PLC	11/28/16	USD	26.93	15,700	(26,455)
NextEra Energy, Inc.	Call	UBS AG	11/28/16	USD	129.92	33,800	(25,454)
Xcel Energy, Inc.	Call	Barclays Bank PLC	11/28/16	USD	42.51	16,000	(12,939)
EDP Renovaveis SA	Call	Morgan Stanley & Co. International PLC	11/29/16	EUR	7.20	14,000	(3,045)
Groupe Eurotunnel SE	Call	Bank of America N.A.	11/29/16	EUR	9.87	72,000	(38,905)
Transurban Group	Call	Deutsche Bank AG	11/29/16	AUD	11.30	100,000	(33,240)
Aeroports de Paris	Call	Bank of America N.A.	11/30/16	EUR	89.83	7,400	(17,494)
Dominion Midstream Partners LP	Call	Société Générale	12/01/16	USD	25.22	17,000	(14,851)
WEC Energy Group, Inc.	Call	Deutsche Bank AG	12/05/16	USD	63.63	14,000	(7,959)
Japan Airport Terminal Co. Ltd.	Call	JPMorgan Chase Bank N.A.	12/07/16	JPY	3,928.11	17,500	(43,681)
Eversource Energy	Call	Goldman Sachs International	12/08/16	USD	56.78	16,000	(14,888)
Antero Midstream Partners LP	Call	Morgan Stanley & Co. International PLC	12/20/16	USD	27.41	13,700	(17,025)
Total							$(1,625,845)

SEPTEMBER 30, 2016	5

Schedule of Investments (concluded)	BlackRock Utility and Infrastructure Trust (BUI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Construction & Engineering	—	$12,360,812	—	$12,360,812
Diversified Telecommunication Services	$6,656,010	—	—	6,656,010
Electric Utilities	76,609,187	5,468,165	—	82,077,352
Equity Real Estate Investment Trusts (REITs)	10,854,620	—	—	10,854,620
Gas Utilities	3,619,496	4,124,293	—	7,743,789
Independent Power and Renewable Electricity Producers	11,737,364	2,745,009	—	14,482,373
Multi-Utilities	68,283,471	4,956,945	—	73,240,416
Oil, Gas & Consumable Fuels	63,295,281	—	—	63,295,281
Road & Rail	—	893,614	—	893,614
Transportation Infrastructure	—	55,211,559	—	55,211,559
Water Utilities	11,892,076	—	—	11,892,076
Short-Term Securities	4,874,684	533,454	—	5,408,138

Total	$257,822,189	$86,293,851	—	$344,116,040

Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(644,128)	$(1,798,103)	—	$(2,442,231)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(124,766)	—	$(124,766)
Foreign bank overdraft		(54,578)	—	(54,578)
Collateral on securities loaned at value	—	(533,454)	—	(533,454)

Total	—	$(712,798)	—	$(712,798)

During the period ended September 30, 2016, there were no transfers between levels.

6	SEPTEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utility and Infrastructure Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Utility and Infrastructure Trust

Date: November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Utility and Infrastructure Trust

Date: November 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Utility and Infrastructure Trust

Date: November 22, 2016